Accruals and Other Liabilities	9 Months Ended
Sep. 30, 2021
Accruals and Other Liabilities
Accruals and Other Liabilities
10.	Accruals and Other Liabilities

Accruals and other liabilities consist of the following:

	December 31,	September 30,
	2020	2021
Payables for repurchase of redeemable non-controlling interests (Note 19)	—	2,000,000
Payables for purchase of property and equipment	715,561	881,407
Payables for marketing events	596,110	777,330
Salaries and benefits payable	494,726	724,796
Current portion of deferred revenue/income	383,430	618,122
Payable for R&D expenses	402,777	553,275
Advance from customers	620,907	508,892
Warranty liabilities	297,446	466,844
Accrued expenses	273,676	337,146
Current portion of deferred construction allowance	60,695	43,658
Interest payables	98,462	31,095
Current portion of finance lease liabilities	33,237	27,541
Payables for traveling expenses of employees	18,672	15,838
Payable to employees for options exercised	278,209	1,708
Other payables	330,116	303,154
Total	4,604,024	7,290,806